Note 6 - Commitments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014 sqft	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Area of Real Estate Property	8,400
Operating Leases, Rent Expense	$ 117,084	$ 117,879	$ 118,801
Lessee Leasing Arrangements, Operating Leases, Term of Contract	5 years 60 days
Operating Leases, Future Minimum Payments Due, Next Twelve Months	146,092
Unrecorded Unconditional Purchase Obligation	$ 151,439